DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 6.4%
Deutsche Telekom AG	22,729	$510,499
Scout24 SE, 144A	571	31,357
Telefonica Deutschland Holding AG	7,510	22,805
United Internet AG	654	14,333

(Cost $530,965)		578,994

Consumer Discretionary - 12.0%
adidas AG	1,136	170,211
Bayerische Motoren Werke AG	2,320	239,865
Continental AG	771	55,453
Delivery Hero SE, 144A*	1,205	48,674
Mercedes-Benz Group AG	5,627	432,390
Puma SE	740	47,275
Volkswagen AG	210	37,494
Zalando SE, 144A*	1,571	62,478

(Cost $1,410,044)		1,093,840

Consumer Staples - 1.8%
Beiersdorf AG	707	84,501
HelloFresh SE*	1,120	25,197
Henkel AG & Co. KGaA	728	50,397

(Cost $207,595)		160,095

Financials - 17.5%
Allianz SE	2,828	664,490
Commerzbank AG*	7,466	91,010
Deutsche Bank AG(a)	14,496	180,923
Deutsche Boerse AG	1,333	232,636
Hannover Rueck SE	423	82,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	983	339,052

(Cost $1,524,308)		1,590,300

Health Care - 10.3%
Bayer AG	6,891	410,276
Carl Zeiss Meditec AG	286	38,206
Fresenius Medical Care AG & Co. KGaA	1,439	56,194
Fresenius SE & Co. KGaA	2,961	81,522
Merck KGaA	906	171,867
QIAGEN NV*	1,596	73,533
Siemens Healthineers AG, 144A	1,976	103,205

(Cost $1,561,810)		934,803

Industrials - 18.5%
Brenntag SE	1,083	81,788
Daimler Truck Holding AG*	3,174	100,765
Deutsche Lufthansa AG*	4,243	44,079
Deutsche Post AG	6,949	294,880
GEA Group AG	1,059	46,619
Knorr-Bremse AG	513	34,954
MTU Aero Engines AG	374	90,390
Rational AG	36	23,913
Rheinmetall AG	306	77,872
Siemens AG	5,366	821,262
Siemens Energy AG*	3,057	61,337

(Cost $1,401,926)		1,677,859

Information Technology - 13.3%
Bechtle AG	569	24,031
Infineon Technologies AG	9,160	324,711
Nemetschek SE	410	23,279
SAP SE	7,325	832,718

(Cost $1,006,476)		1,204,739

Materials - 6.5%
BASF SE	6,441	330,243
Covestro AG, 144A	1,353	59,604
Evonik Industries AG	1,492	31,924
HeidelbergCement AG	1,013	69,773
Symrise AG	931	95,321

(Cost $914,273)		586,865

Real Estate - 2.0%
Aroundtown SA(b)	7,253	18,810
LEG Immobilien SE	526	38,266
Vonovia SE	5,015	126,509

(Cost $332,640)		183,585

Utilities - 4.0%
E.ON SE	15,742	172,247
RWE AG	4,506	191,784

(Cost $364,715)		364,031

TOTAL COMMON STOCKS (Cost $9,254,752)		8,375,111

PREFERRED STOCKS - 5.9%
Consumer Discretionary - 4.1%
Bayerische Motoren Werke AG	420	39,870
Dr Ing hc F Porsche AG*	799	96,426
Porsche Automobil Holding SE	1,073	61,013
Volkswagen AG	1,299	177,460

(Cost $519,510)		374,769

Consumer Staples - 1.0%
Henkel AG & Co. KGaA
(Cost $141,066)	1,250	90,988

Health Care - 0.8%
Sartorius AG
(Cost $30,657)	171	72,817

TOTAL PREFERRED STOCKS (Cost $691,233)		538,574

EXCHANGE-TRADED FUNDS - 0.6%
iShares Currency Hedged MSCI Germany ETF
(Cost $48,884)	1,850	56,055

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $19,534)	19,534	19,534

TOTAL INVESTMENTS - 99.0% (Cost $10,014,403)		$8,989,274
Other assets and liabilities, net - 1.0%		90,330

NET ASSETS - 100.0%		$9,079,604

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

COMMON STOCKS — 2.0%
Financials — 2.0%
Deutsche Bank AG(a)
186,311	19,143	(40,141)	(62,247)	77,857	—	—	14,496	180,923
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
15,960	—	(15,960)(e)	—	—	45	—	—	—
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
6,428	542,955	(529,849)	—	—	634	—	19,534	19,534

208,699	562,098	(585,950)	(62,247)	77,857	679	—	34,030	200,457

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $15,302, which is 0.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,983.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
DAX Mini Futures	EUR	1	$76,245	$81,475	3/17/2023	$5,230

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	EUR	2,629,867	USD	2,861,308	$79,698	$—
JP Morgan & Chase Co.	3/2/2023	EUR	543,000	USD	590,774	16,442	—
JP Morgan & Chase Co.	3/2/2023	EUR	2,422,000	USD	2,635,129	73,379	—
RBC Capital Markets	3/2/2023	EUR	2,612,319	USD	2,842,216	79,166	—
Goldman Sachs & Co.	3/2/2023	USD	2,788,974	EUR	2,629,867	—	(7,363)
JP Morgan & Chase Co.	3/2/2023	USD	3,144,383	EUR	2,965,000	—	(8,302)
RBC Capital Markets	3/2/2023	USD	2,770,364	EUR	2,612,319	—	(7,314)
Goldman Sachs & Co.	4/4/2023	EUR	2,629,867	USD	2,794,434	6,725	—
JP Morgan & Chase Co.	4/4/2023	EUR	2,965,000	USD	3,150,535	7,579	—
RBC Capital Markets	4/4/2023	EUR	2,612,319	USD	2,775,787	6,680	—
RBC Capital Markets	4/4/2023	EUR	286,000	USD	303,892	727	—

Total unrealized appreciation (depreciation)						$270,396	$(22,979)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,375,111	$—	$—	$8,375,111
Preferred Stocks(a)	538,574	—	—	538,574
Exchange-Traded Funds	56,055	—	—	56,055
Short-Term Investments(a)	19,534	—	—	19,534
Derivatives(b)
Forward Foreign Currency Contracts	—	270,396	—	270,396
Futures Contracts	5,230	—	—	5,230

TOTAL	$8,994,504	$270,396	$—	$9,264,900

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(22,979)	$—	$(22,979)

TOTAL	$—	$(22,979)	$—	$(22,979)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBGR-PH3

R-089711-1 (5/24) DBX005195 (5/24)